KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Value
Communications - 6.5%
Entertainment Content - 4.3%
Paramount Global - Class B	37,010	$ 408,590
Walt Disney Company (The)	28,700	3,202,346
		3,610,936
Telecommunications - 2.2%
AT&T, Inc.	73,500	1,244,355
Deutsche Telekom AG - ADR	25,600	607,744
		1,852,099
Consumer Discretionary - 9.7%
Automotive - 7.3%
Continental AG - ADR	296,600	2,363,902
General Motors Company	92,720	3,799,666
		6,163,568
E-Commerce Discretionary - 2.4%
eBay, Inc.	42,100	1,990,488

Consumer Staples - 2.6%
Food - 2.6%
Tyson Foods, Inc. - Class A	41,200	2,234,688

Energy - 13.7%
Oil & Gas Producers - 11.5%
BP plc - ADR	89,120	3,118,309
Diamondback Energy, Inc.	9,200	1,679,184
Pioneer Natural Resources Company	10,425	2,451,855
Shell plc - ADR	39,454	2,478,895
		9,728,243
Oil & Gas Services & Equipment - 2.2%
Schlumberger Ltd.	38,055	1,839,198

Financials - 20.3%
Banking - 12.2%
Bank of America Corporation	81,720	2,820,974
Citigroup, Inc.	54,100	3,002,009
Citizens Financial Group, Inc.	76,050	2,387,210

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.9% (Continued)	Shares	Value
Financials - 20.3% (Continued)
Banking - 12.2% (Continued)
Truist Financial Corporation	58,100	$ 2,032,338
		10,242,531
Insurance - 8.1%
Equitable Holdings, Inc.	73,750	2,525,200
Everest Group Ltd.	3,100	1,143,528
Hartford Financial Services Group, Inc. (The)	11,750	1,126,120
Lincoln National Corporation	74,850	2,061,369
		6,856,217
Health Care - 6.6%
Biotech & Pharma - 6.6%
Amgen, Inc.	2,150	588,734
Bristol-Myers Squibb Company	40,900	2,075,675
GSK plc - ADR	35,030	1,467,757
Organon & Company	35,443	617,063
Pfizer, Inc.	30,700	815,392
		5,564,621
Industrials - 6.6%
Aerospace & Defense - 3.0%
L3Harris Technologies, Inc.	12,052	2,550,927

Electrical Equipment - 3.0%
Johnson Controls International plc	15,749	933,443
Sensata Technologies Holding plc	46,600	1,603,972
		2,537,415
Transportation & Logistics - 0.6%
FedEx Corporation	2,000	497,940

Materials - 6.5%
Chemicals - 4.9%
International Flavors & Fragrances, Inc.	37,500	2,831,250
LyondellBasell Industries N.V. - Class A	12,500	1,253,500
		4,084,750
Metals & Mining - 1.6%
BHP Group Ltd. - ADR	6,900	395,646
Rio Tinto plc - ADR	15,100	974,403
		1,370,049

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.9% (Continued)	Shares	Value
Technology - 13.8%
Semiconductors - 11.3%
Micron Technology, Inc.	44,400	$ 4,023,084
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	28,100	3,615,627
Teradyne, Inc.	18,000	1,864,620
		9,503,331
Technology Hardware - 2.5%
Cisco Systems, Inc.	44,520	2,153,432

Utilities - 3.6%
Electric Utilities - 3.6%
Evergy, Inc.	29,800	1,476,292
Eversource Energy	27,300	1,602,510
		3,078,802

Total Common Stocks (Cost $70,188,206)		$ 75,859,235

MONEY MARKET FUNDS - 9.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.23%(a) (Cost $8,358,012)	8,358,012	$ 8,358,012

Investments at Value - 99.8% (Cost $78,546,218)		$ 84,217,247

Other Assets in Excess of Liabilities - 0.2%		195,523

Net Assets - 100.0%		$ 84,412,770

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	The rate shown is the 7-day effective yield as of February 29, 2024.